12. Stock Compensation (Details - Grant vesting periods) - Common Stock Grants [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock grants outstanding	1,665,167	1,802,667	310,000
Grant 1 [Member]
Common stock grants outstanding	585,999	688,499
Vesting period	6 months	91 years
Grant 2 [Member]
Common stock grants outstanding	597,500	632,500
Vesting period	1 year	2 years
Grant 3 [Member]
Common stock grants outstanding	481,668	481,668
Vesting period	2 years	3 years
Grant 4 [Member]
Common stock grants outstanding		481,668
Vesting period		4 years